Convertible Note Payable, Related Party (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Interest expense	$ 44,877	$ 43,899	$ 59,023	$ 17,260
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest expense			$ 59,023	$ 36,243
Convertible Debt [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest expense	$ 44,877	$ 43,899